Valuation and Qualifying Accounts	12 Months Ended
Dec. 27, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure

Col. A	Col. B	Col. C		Col. D	Col. E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
			(a)	(b)
2014:
Allowances related to accounts receivable	$26	$(2)	$—	$3	$21
Allowance for deferred taxes	3	20	—	3	20
	$29	$18	$—	$6	$41
2013:
Allowances related to accounts receivable	$28	$1	$—	$3	$26
Allowance for deferred taxes	26	—	—	23	3
	$54	$1	$—	$26	$29
2012:
Allowances related to accounts receivable	$23	$9	$—	$4	$28
Allowance for deferred taxes	34	(4)	—	4	26
	$57	$5	$—	$8	$54
Notes:

(a)	Primarily related to divestitures and currency translation.

(b)	Represents charges for which allowances were created.